Concentration of risk (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Concentration Risk [Line Items]
Deposit	$ 2,597,037	$ 1,679,934
CDIC insured limit	$ 1,859,021	$ 1,326,797
Revenue Benchmark [Member] | First Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	20.90%	34.80%
Revenue Benchmark [Member] | Second Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.80%	13.20%
Revenue Benchmark [Member] | Third Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.40%
Revenue Benchmark [Member] | Fourth Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.60%
Revenue Benchmark [Member] | China Guangfa Bank [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			77.30%
Accounts Receivable [Member] | First Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	34.70%	50.80%
Accounts Receivable [Member] | Second Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	22.70%	19.90%
Accounts Receivable [Member] | Third Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	17.10%	10.90%
Accounts Receivable [Member] | Fourth Customer [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.70%
Total Purchases [Member] | First Vendor [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	38.40%	19.10%	16.00%
Total Purchases [Member] | Second Vendor [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	15.00%	10.90%	13.10%
Total Purchases [Member] | Third Vendor [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.90%		10.30%
Accounts Payable [Member] | First Vendor [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	73.40%	38.70%
Accounts Payable [Member] | Second Vendor [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	23.10%	22.10%
Accounts Payable [Member] | Third Vendor [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		14.70%